MATERIAL ACCOUNTING POLICIES - Intangible Assets Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Minimum | Licenses and rights
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Minimum | Brands and customers relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Minimum | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Maximum | Licenses and rights
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	26 years
Maximum | Brands and customers relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Maximum | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	25 years